Expense Example	May 13, 2026 USD ($)
EA Bridgeway Aggressive Investors ETF | EA Bridgeway Aggressive Investors ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
EA Bridgeway Select Small-Cap Value ETF | EA Bridgeway Select Small-Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
EA Bridgeway Ultra-Small Company Market ETF | EA Bridgeway Ultra-Small Company Market ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906